Commitments and Contingent Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Commitments for Noncancelable Leases [Table Text Block]

	Capital leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2020	¥6,573	¥94,422
2021	5,957	81,431
2022	4,739	68,416
2023	3,287	56,471
2024	1,672	50,571
2025 and thereafter	3,104	271,031

Total minimum lease payments	¥25,332	¥622,342

Amount representing interest	(2,797)

Present value of minimum lease payments	¥22,535